Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current income tax expense or benefit	$ 0	$ 0	$ 0	$ 0
Deferred income tax expense or benefit	$ 0	$ 0	0	0
Increase (decrease) Valuation allowance			6,334,258	6,530,455
Accrued uncertain tax positions			0	$ 0
Federal [Member]
Income Tax Disclosure [Abstract]
Operating loss carryforwards			$ 66,464,259
Operating loss carryforwards, expiration date			Expire at various dates through 2034
State [Member]
Income Tax Disclosure [Abstract]
Operating loss carryforwards			$ 66,464,259
Operating loss carryforwards, expiration date			Expire at various dates through 2019
Research and Development [Member] | Federal [Member]
Income Tax Disclosure [Abstract]
Tax credit carryforwards			$ 2,670,688
Tax credit carryforwards, expiration date			Expire at various dates through 2034